Net Fee and Commission Income	6 Months Ended
Jun. 30, 2020
Net fee And Commission Income [abstract]
Net fee and commission income
14 Net fee and commission income

Fee and commission income
	1 January to 30 June
	2020	2019
Funds transfer	686	736
Securities business	439	316
Insurance broking	101	91
Asset management fees	115	97
Brokerage and advisory fees	321	278
Other	644	648
	2,307	2,164

Other, mainly consists of commission fees in respect of bank guarantees of EUR 98 million (first six months of 2019: EUR 103 million), in respect of underwriting syndication loans of EUR 10 million (first six months of 2019: EUR 6 million), in respect of structured finance fees of EUR 67 million (first six months of 2019: EUR 76 million) and in respect of collective instruments distributed but not managed by ING of EUR 112 million (first six months of 2019: EUR 80 million).

Fee and commission expenses
	1 January to 30 June
	2020	2019
Funds transfer	301	321
Securities business	80	95
Insurance broking	–	1
Asset management fees	3	4
Brokerage and advisory fees	157	129
Other	260	229
	801	778

All of ING’s net fee and commission income are in scope of IFRS 15 ‘Revenue from Contracts with Customers’. Reference is made to Note 18 ‘Segments’ which includes net fee and commission income, as reported to the Executive Board and the Management Board Banking, disaggregated by line of business and by geographical segment.